FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2014
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

12.      FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Directly or indirectly observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets, quoted prices for identical assets in inactive markets, or inputs derived principally from or corroborated by observable market data

Level 3 — Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability

Investments in equity and debt securities

Investments in certain equity securities for which quoted market prices are available to determine their fair value are included in Level 1. The fair value of debt securities presented in Level 2 is estimated based on quotes from financial institutions.

Derivative financial instruments

Derivative financial instruments consist of interest rate swaps. The fair value of interest rate swaps is based on the present value of expected future cash flows using zero coupon rates, which is derived principally from observable market data. These interest rate swaps are included in Level 2.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and 2014, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2013:
Assets:
Available-for-sale securities:
Equity securities	¥266,850	¥266,850	¥266,850	¥—	¥—

Liabilities:
Derivatives—Interest rate swaps	23	23	—	23	—

March 31, 2014:
Assets:
Available-for-sale securities:
Equity securities	271,350	271,350	271,350	—	—
Debt securities	101,546	101,546	—	101,546	—

Assets and liabilities measured at fair value on a non-recurring basis

Assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2014, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a Non-recurring	Carrying	Total Fair	Fair Value Hierarchy Classification			Total losses for the year ended March 31,
Basis	Value	Value	Level 1	Level 2	Level 3	2014
March 31, 2014:
Assets:
Property and equipment	—	—	—	—	—	¥34,884

There are no assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2013. See Note 4 for additional information.